Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Receivables
Trade receivables	$ 233,568	$ 130,904
Other receivables	86,493	14,856
Less: Allowance for losses	(6,718)	(2,522)
Receivables, net	$ 313,343	$ 143,238